Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended		10 Months Ended		11 Months Ended	12 Months Ended			21 Months Ended	22 Months Ended	24 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended	57 Months Ended	58 Months Ended	70 Months Ended	82 Months Ended	94 Months Ended	106 Months Ended	118 Months Ended
	May 01, 2025	May 02, 2022	Jul. 23, 2021	Jul. 06, 2016	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Jan. 31, 2026	Apr. 30, 2022	Feb. 28, 2026	Apr. 30, 2017	Mar. 31, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2023	Apr. 30, 2023	Apr. 30, 2018	Apr. 30, 2024	Apr. 30, 2024	Apr. 30, 2019	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2020	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2026
C000228717
Account Value [Line Items]
Line Graph and Table Measure Name																			Holbrook Income Fund
Accumulated Value			$ 9,871											$ 9,788							$ 9,778			$ 10,514			$ 11,261			$ 12,035
C000170313
Account Value [Line Items]
Line Graph and Table Measure Name																			Holbrook Income Fund
Accumulated Value				$ 100,000												$ 104,021						$ 108,178			$ 112,138			$ 102,743			$ 130,441	$ 131,639	$ 131,733	$ 141,912	$ 152,380	$ 163,271
C000170314
Account Value [Line Items]
Line Graph and Table Measure Name																			Holbrook Income Fund
Accumulated Value				10,000												10,362						10,727			11,054			10,081			12,740	12,806	12,742	13,655	14,603	15,568
C000234271
Account Value [Line Items]
Line Graph and Table Measure Name																			Holbrook Structured Income Fund
Accumulated Value		$ 9,775																		$ 10,393			$ 11,708			$ 12,540			$ 13,330
C000234272
Account Value [Line Items]
Line Graph and Table Measure Name																			Holbrook Structured Income Fund
Accumulated Value		100,000																		106,689			120,398			129,260			137,896
C000234270
Account Value [Line Items]
Line Graph and Table Measure Name																			Holbrook Structured Income Fund
Accumulated Value		10,000																		10,622			11,936			12,752			13,536
C000259796
Account Value [Line Items]
Line Graph and Table Measure Name																			Holbrook Total Return Fund
Accumulated Value	$ 9,872				$ 9,978	$ 10,081	$ 10,118	$ 10,233	$ 10,270	$ 10,325	$ 10,387	$ 10,400	$ 10,444		$ 10,569		$ 10,463	$ 10,541
C000259794
Account Value [Line Items]
Line Graph and Table Measure Name																			Holbrook Total Return Fund
Accumulated Value	100,000				101,109	102,170	102,568	103,751	104,153	104,733	105,379	105,529	106,007		107,291		106,242	107,053
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name																			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value			10,000											9,636							9,747			10,033			10,711			11,085
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name																			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value				100,000												100,162						100,171			103,578			108,621			109,859	105,952	107,176	110,326	117,772	121,884
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name																			ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value				10,000												10,016						10,017			10,358			10,862			10,986	10,595	10,718	11,033	11,777	12,188
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000																		10,017			9,870			10,661			11,094
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		100,000																		100,167			98,696			106,612			110,937
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000																		$ 10,017			$ 9,870			$ 10,661			$ 11,094
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000				9,961	10,115	10,088	10,209	10,320	10,384	10,449	10,433	10,445		10,616		10,429	10,440
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 100,000				$ 99,614	$ 101,145	$ 100,878	$ 102,085	$ 103,199	$ 103,843	$ 104,489	$ 104,334	$ 104,445		$ 106,156		$ 104,285	$ 104,402
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000											$ 8,977							$ 8,939			$ 8,808			$ 9,514			$ 9,900
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value				100,000												98,434						98,120			103,311			114,512			114,206	104,485	104,038	102,511	110,732	115,224
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																			Bloomberg U.S. Aggregate Bond Index
Accumulated Value				$ 10,000												$ 9,843						$ 9,812			$ 10,331			$ 11,451			$ 11,421	$ 10,448	$ 10,404	$ 10,251	$ 11,073	$ 11,522